Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2020 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Fidelity Freedom 2020 Fund - Class K6
Bar Chart Table:
Annual Return 2018	(5.03%)
Annual Return 2019	18.15%
Annual Return 2020	13.94%
Annual Return 2021	9.07%
Annual Return 2022	(15.92%)
Annual Return 2023	13.17%